SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - Class A Ordinary Shares [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		7,162
Number of Shares, Granted		1,099
Number of Shares, Exercised		(4,233)
Number of Shares, Forfeited/Expired		(132)
Number of Shares, Outstanding, Ending Balance		3,896	7,162
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		3,395
Number of Shares, Exercisable, Ending Balance		1,570
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.377
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.426
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.232	$ 0.377
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.266
Weighted Average Exercise Price, Exercisable, Ending balance, and expected to vest thereafter		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		4 years 4 months 17 days	4 years 5 months 12 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		4 years 4 months 17 days	4 years 5 months 12 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		4 years 5 months 15 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		5 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 30,850
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	26,767
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 12,794

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.